Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000212830
Account Value [Line Items]
Line Graph and Table Measure Name		Hundredfold Select Alternative Fund
Accumulated Value	$ 10,000		$ 10,509	$ 11,392	$ 11,850	$ 12,088	$ 15,453	$ 18,403	$ 17,020	$ 16,764	$ 18,536	$ 19,802
C000212831
Account Value [Line Items]
Line Graph and Table Measure Name		Hundredfold Select Alternative Fund
Accumulated Value	1,000,000		1,060,717	1,160,248	1,217,535	1,253,452	1,617,430	1,943,842	1,814,823	1,804,065	2,012,605	2,170,882
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,597	10,649	10,537	11,609	12,360	12,350	10,928	10,797	11,585	11,949
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000		1,059,665	1,064,879	1,053,706	1,160,896	1,236,043	1,235,003	1,092,783	1,079,743	1,158,525	1,194,861
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,255	13,082	15,655	16,112	19,647	25,770	22,876	26,524	33,721	39,076
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 1,000,000		$ 1,125,530	$ 1,308,249	$ 1,565,472	$ 1,611,208	$ 1,964,654	$ 2,576,953	$ 2,287,622	$ 2,652,373	$ 3,372,104	$ 3,907,580